Consolidated Balance Sheets (Parenthetical) - £ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Nominal value (in gbp per share)	£ 0.10	£ 0.10
Ordinary shares authorized (in shares)	154,897,265	154,897,265
Ordinary shares issued (in shares)	116,561,917	116,561,917
Common Stock, Shares, Outstanding	116,561,917	116,561,917